Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Buildings
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	39 years
Software
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Furniture And Fixtures
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	5 years
IT Equipment
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives, term	The lesser of the lease term or the life of the asset
Minimum | Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Maximum | Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment estimated useful lives	7 years